Minimum Future Rentals to be Received under Remaining Non-Cancelable Term of Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Schedule Of Future Minimum Sublease Rentals [Line Items]
Remainder of 2013	$ 144,770
2013		281,429
2014	289,096	280,111
2015	283,159	274,505
2016	280,597	271,125
2017	278,350	268,777
Thereafter	1,998,980	1,864,036
Total future minimum rentals	$ 3,274,952	$ 3,239,983